Investment in Unconsolidated Joint Venture (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investment

The following table summarizes the Company’s equity method investment (in thousands):

December 31, 2024	$322,551
Distributions	(13,910)
Direct share of equity income (loss)	4,649
Basis difference amortization	(581)
December 31, 2025	$312,709
Direct share of equity income (loss)	119
JV buyout	(312,828)
June 30, 2026	$—

The following table summarizes the Company’s equity method investment (in thousands):

December 31, 2023	$332,693
Distributions	(12,036)
Direct share of equity income (loss)	2,394
Basis difference amortization.	(500)
December 31, 2024	$322,551
Distributions	(13,910)
Direct share of equity income (loss)	4,649
Basis difference amortization.	(581)
December 31, 2025	$312,709

Schedule of summarized financial information for the JV

	December 31,
	2025	2024
Net real estate	$563,021	$580,396
Other assets	40,539	38,631
Total assets	$603,560	$619,027
Accounts payable, accrued expenses, and other liabilities	$22,607	$20,676
Deferred revenue	2,370	2,457
Total liabilities	$24,977	$23,133
Members’ capital	578,238	595,549
Noncontrolling interests	345	345
Total equity	578,583	595,894
Total liabilities and equity	$603,560	$619,027

	Year Ended December 31,
	2025	2024
Total revenues	$167,176	$161,946
Total costs and expenses	(158,958)	(154,352)
Other income (expense), net	1,505	(2,066)
Income tax benefit (expense)	(993)	(1,011)
Net income (loss)	$8,730	$4,517
Noncontrolling interests’ share in earnings.	(41)	(41)
Net income (loss) attributable to members	$8,689	$4,476
The Company’s direct share of net income (loss)	4,649	2,394
Basis difference amortization	(581)	(500)
Equity income (loss) from unconsolidated joint venture	$4,068	$1,894